Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	All equity grants made to executive officers must be approved by the Compensation Committee. The Compensation
Committee does not currently take material, non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation. During 2025, the Company did not grant stock options
(or other similar awards). We generally grant annual equity awards to our NEOs on a pre-established schedule.

Award Timing Method	All equity grants made to executive officers must be approved by the Compensation Committee. The Compensation
Committee does not currently take material, non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation. During 2025, the Company did not grant stock options
(or other similar awards). We generally grant annual equity awards to our NEOs on a pre-established schedule.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation
Committee does not currently take material, non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.
MNPI Disclosure Timed for Compensation Value	false